Cover	Apr. 26, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 26, 2022
Entity File Number	001-39945
Entity Registrant Name	CONSTELLATION ACQUISITION CORP I
Entity Central Index Key	0001834032
Entity Tax Identification Number	98-1574835
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	181 Westchester Ave
Entity Address, Address Line Two	Suite 407A
Entity Address, City or Town	Port Chester
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10573
City Area Code	914
Local Phone Number	615 9912
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Class A [Member]
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	CSTA
Security Exchange Name	NYSE
Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	CSTA.W
Security Exchange Name	NYSE
Units, each consisting of one Class A ordinary share and one-third of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-third of one redeemable warrant
Trading Symbol	CSTA.U
Security Exchange Name	NYSE